Short-term investments and Cash and Cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Short term investments1 [abstract]
Treasury position	€ 33,700
Cash burned	€ (16,074)	€ 28,459